Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	LMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$126	1.20%
[1]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin U.S. Small Cap Equity Fund returned 9.62%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	9.62	9.67	7.11
Class A (with sales charge)	3.60	8.37	6.48
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 102,710,911
Holdings Count | $ / shares	317	[2]
Advisory Fees Paid, Amount	$ 487,705
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	LMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$200	1.92%
[3]
Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin U.S. Small Cap Equity Fund returned 8.83%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	8.83	8.83	6.31
Class C (with sales charge)	7.83	8.83	6.31
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 102,710,911
Holdings Count | $ / shares	317	[4]
Advisory Fees Paid, Amount	$ 487,705
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class FI
Trading Symbol	LGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$126	1.20%
[5]
Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class FI shares of Franklin U.S. Small Cap Equity Fund returned 9.66%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class FI	9.66	9.63	7.08
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 102,710,911
Holdings Count | $ / shares	317	[6]
Advisory Fees Paid, Amount	$ 487,705
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class I
Trading Symbol	LMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$94	0.90%
[7]
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Franklin U.S. Small Cap Equity Fund returned 9.96%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	9.96	9.95	7.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 102,710,911
Holdings Count | $ / shares	317	[8]
Advisory Fees Paid, Amount	$ 487,705
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Small Cap Equity Fund
Class Name	Class IS
Trading Symbol	LMBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$79	0.75%
[9]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of Franklin U.S. Small Cap Equity Fund returned 10.17%. The Fund compares its performance to the Russell 2000 Index, which returned 11.54% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary and financials sectors were the leading contributors to relative performance.
↑	Stock selection in information technology also contributed more modestly.
↑
Overweighting Super Micro Computer, a storage and solutions manufacturer, was the leading contributor at the security level, with a return in triple digits for the period-held driven by artificial intelligence (AI) enthusiasm. The security was sold from the portfolio in the third quarter when it was removed from the Russell 2000 Index.

↑	Overweighting Argan, a construction and engineering service provider, was also a strong contributor.

Top detractors from performance:
↓	Sector allocation decisions detracted from relative returns as did stock selection results more modestly.
↓	Stock selection results were especially negative in the energy, utilities and communication services sectors.
↓
Not owning FTAI Aviation, an aviation leasing and products company, and MicroStrategy, an AI software and services provider, two outperformers in the benchmark, were leading detractors at the security level.

↓	Overweighting Consolidated Water, an operator of water production and treatment plants, had a negative return in a positive return environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	10.17	10.13	7.57
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 102,710,911
Holdings Count | $ / shares	317	[10]
Advisory Fees Paid, Amount	$ 487,705
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$102,710,911
Total Number of Portfolio Holdings*	317
Total Management Fee Paid	$487,705
Portfolio Turnover Rate	53%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.